UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

__________________

FORM N-Q

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QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08061

_____________________

Diamond Hill Funds

(Exact name of registrant as specified in charter)

_____________________

325 John H. McConnell Boulevard, Suite 200

Columbus, OH 43215

(Address of principal executive offices) (Zip Code)

Thomas E. Line

325 John H. McConnell Boulevard, Suite 200

Columbus, OH 43215

(Name and address of agent for service)

Registrant’s telephone number, including area code: (614) 255-3333

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Item 1.    Schedules of Investments.

Diamond Hill Small Cap Fund
Schedule of Investments
March 31, 2016 (Unaudited)

	Shares	Fair Value
Common Stocks - 80.4%
Consumer Discretionary - 8.2%
Aaron’s, Inc.	967,190	$24,276,469
Callaway Golf Co.	375,583	3,425,317
Carter’s, Inc.	126,105	13,288,945
Global Sources Ltd.*	365,181	2,957,966
Horizon Global Corp.*	171,140	2,152,941
Live Nation Entertainment, Inc.*^	1,504,290	33,560,710
Tenneco, Inc.*^	494,775	25,485,860
Vail Resorts, Inc.	258,105	34,508,639
		139,656,847

Consumer Staples - 5.3%
B&G Foods, Inc.^	804,525	28,005,515
Edgewell Personal Care Co.	158,880	12,794,606
Energizer Holdings, Inc.	60,835	2,464,426
Flowers Foods, Inc.^	1,136,289	20,975,895
Post Holdings, Inc.*	372,670	25,628,516
		89,868,958

Energy - 2.4%
Carrizo Oil & Gas, Inc.*	141,561	4,377,066
Cimarex Energy Co.	322,910	31,409,456
Noble Energy, Inc.	161,642	5,077,175
		40,863,697

Financials - 26.9%
Alleghany Corp.*	36,757	18,238,823
American Equity Investment Life Holding Co.	477,320	8,018,976
Assured Guaranty Ltd.^	335,697	8,493,134
BankUnited, Inc.	825,070	28,415,411
BOK Financial Corp.^	186,835	10,204,928
Brown & Brown, Inc.^	1,334,470	47,774,027
Colony Capital, Inc., Class A^	781,470	13,105,252
Endurance Specialty Holdings Ltd.	331,645	21,669,684
Enstar Group Ltd.*	213,307	34,679,452
First Horizon National Corp.^	704,395	9,227,575
First Niagara Financial Group, Inc.	658,720	6,376,410
First of Long Island Corp., The ^	265,980	7,580,430
Fortress Investment Group LLC, Class A	2,766,755	13,225,089
Greenlight Capital Re Ltd., Class A*^	185,365	4,039,103
iStar Financial, Inc. REIT*^	3,417,105	33,009,234

Diamond Hill Small Cap Fund
Schedule of Investments (Continued)
March 31, 2016 (Unaudited)

	Shares	Fair Value
Common Stocks - 80.4% continued
Financials - 26.9% continued
Mid-America Apartment Communities, Inc. REIT^	177,749	$18,167,725
National Penn Bancshares, Inc.^	725,250	7,716,660
Nationstar Mortgage Holdings, Inc.*^	780,925	7,731,158
Navigators Group, Inc.*	556,258	46,653,358
Popular, Inc.	1,277,883	36,560,232
ProAssurance Corp.	424,690	21,489,314
Reinsurance Group of America	127,270	12,249,738
State Bank Financial Corp.^	381,390	7,536,266
Sterling Bancorp	709,860	11,308,070
Tanger Factory Outlet Center, Inc.	356,555	12,975,036
Winthrop Realty Trust REIT	884,650	11,615,455
		458,060,540

Health Care - 8.9%
Alere, Inc.*	968,160	48,998,578
BioScrip, Inc.*^	2,870,055	6,141,918
Concordia Healthcare Corp.^	1,252,625	32,067,199
Greatbatch, Inc.*	354,530	12,635,449
LifePoint Hospitals, Inc.*	248,924	17,237,987
Natus Medical, Inc.*	571,060	21,945,836
Nuvectra Corp.*	118,176	639,332
Universal American Financial Corp. ^	1,609,669	11,493,037
		151,159,336

Industrials - 18.4%
Aircastle Ltd.^	1,666,085	37,053,730
Alaska Air Group, Inc.^	238,560	19,566,691
Avis Budget Group, Inc.*^	2,775,385	75,934,535
Brink’s Co., The	265,460	8,916,801
Colfax Corp.*^	422,385	12,075,987
Corrections Corp. of America	376,868	12,078,619
Hillenbrand, Inc.	444,955	13,326,402
Hub Group, Inc., Class A*	906,855	36,990,615
Hyster-Yale Materials Handling, Inc.	221,165	14,729,589
Kennametal, Inc. ^	304,400	6,845,956
Kirby Corp.*^	268,195	16,169,477
SPX FLOW, Inc.*	447,630	11,226,560
Toro Co., The^	188,380	16,223,286
TriMas Corp.*^	427,850	7,495,932

Diamond Hill Small Cap Fund
Schedule of Investments (Continued)
March 31, 2016 (Unaudited)

	Shares	Fair Value
Common Stocks - 80.4% continued
Industrials - 18.4% continued
Trinity Industries, Inc.^	1,331,500	$24,379,765
		313,013,945

Information Technology - 7.2%
Anixter International, Inc.*	204,360	10,649,200
Broadridge Financial Solutions, Inc.	476,525	28,262,698
CommScope Holding, Inc.*	925,575	25,842,054
CSG Systems International, Inc.^	79,522	3,591,214
DST Systems, Inc.	421,130	47,490,829
Rovi Corp.*	361,885	7,422,261
		123,258,256

Telecommunication Services - 0.1%
Cincinnati Bell, Inc. *	284,024	1,099,173

Utilities - 3.0%
ITC Holdings Corp.	494,268	21,535,257
UGI Corp.	740,970	29,853,681
		51,388,938

Total Common Stocks		$1,368,369,690

Registered Investment Companies - 33.2%
State Street Institutional Liquid Reserves Fund, Premier Class, 0.44%Σ	332,719,253	332,719,253
State Street Navigator Securities Lending Prime Portfolio, 0.49%†Σ	231,562,579	231,562,579

Total Registered Investment Companies		$564,281,832

Total Investment Securities - 113.6%
(Cost $1,700,434,552)**		$1,932,651,522
Net Other Assets (Liabilities) - (13.6)%		(231,142,818)

Net Assets - 100.0%		$1,701,508,704

*	Non-income producing security.
^	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2016 was $225,477,679.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of March 31, 2016.
Σ	Rate represents the daily yield on March 31, 2016.
**	Represents cost for financial reporting purposes.

REIT - Real Estate Investment Trust

See accompanying Notes to Schedules of Investments

Diamond Hill Small-Mid Cap Fund
Schedule of Investments
March 31, 2016 (Unaudited)

	Shares	Fair Value
Common Stocks - 92.4%
Consumer Discretionary - 15.9%
Aaron’s, Inc.	1,388,141	$34,842,339
BorgWarner, Inc.^	1,135,027	43,585,037
Goodyear Tire & Rubber Co., The	593,194	19,563,538
Jarden Corp.*^	901,771	53,159,401
NVR, Inc.*	7,423	12,859,605
Staples, Inc.	2,407,029	26,549,530
TEGNA, Inc.	1,382,711	32,438,400
Whirlpool Corp.	172,263	31,065,909
		254,063,759

Consumer Staples - 10.3%
B&G Foods, Inc.^	969,651	33,753,551
Coty, Inc.^	362,458	10,087,206
Edgewell Personal Care Co.	122,040	9,827,881
Energizer Holdings, Inc.	128,211	5,193,828
Flowers Foods, Inc.^	1,516,205	27,989,144
Molson Coors Brewing Co., Class B	403,738	38,831,521
Post Holdings, Inc.*	578,054	39,752,774
		165,435,905

Energy - 2.9%
Cimarex Energy Co.	478,076	46,502,453

Financials - 26.8%
BankUnited, Inc.	925,274	31,866,437
BOK Financial Corp.^	408,392	22,306,371
Brown & Brown, Inc.^	1,087,450	38,930,710
Colony Capital, Inc., Class A	789,928	13,247,093
Endurance Specialty Holdings Ltd.	386,292	25,240,319
Enstar Group Ltd.*	46,902	7,625,327
First Horizon National Corp.^	1,590,340	20,833,454
First Republic Bank	466,205	31,067,901
Infinity Property & Casualty Corp.	92,167	7,419,444
iStar Financial, Inc. REIT*^	1,835,478	17,730,717
Mid-America Apartment Communities, Inc. REIT^	181,715	18,573,090
Nationstar Mortgage Holdings, Inc.*^	2,235,814	22,134,559
Navigators Group, Inc.*	188,852	15,839,017
Popular, Inc.	877,234	25,097,665
Reinsurance Group of America	220,805	21,252,481

Diamond Hill Small-Mid Cap Fund
Schedule of Investments (Continued)
March 31, 2016 (Unaudited)

	Shares	Fair Value
Common Stocks - 92.4% continued
Financials - 26.8% continued
SVB Financial Group*	136,105	$13,889,515
Willis Towers Watson plc	684,521	81,225,262
XL Group plc	426,402	15,691,594
		429,970,956

Health Care - 8.9%
Boston Scientific Corp.*	3,349,075	62,996,101
LifePoint Hospitals, Inc.*	574,258	39,767,366
Orthofix International NV*	637,826	26,482,536
Universal American Financial Corp.^	1,751,557	12,506,117
		141,752,120

Industrials - 12.6%
Aircastle Ltd.^	640,655	14,248,167
Avis Budget Group, Inc.*	592,035	16,198,078
Brink’s Co., The	374,314	12,573,207
Colfax Corp.*^	1,392,901	39,823,040
Dover Corp.	312,275	20,088,651
Hub Group, Inc., Class A*	1,178,138	48,056,249
Kirby Corp.*^	478,632	28,856,723
Parker Hannifin Corp.	84,543	9,391,036
SPX FLOW, Inc.*	504,178	12,644,784
		201,879,935

Information Technology - 9.5%
Anixter International, Inc.*	292,777	15,256,609
Broadridge Financial Solutions, Inc.	150,555	8,929,417
CommScope Holding, Inc.*	885,389	24,720,061
Juniper Networks, Inc.	1,165,169	29,723,461
Keysight Technologies, Inc.*	387,770	10,756,740
Knowles Corp.*^	450,720	5,940,490
Linear Technology Corp.	607,353	27,063,650
Vantiv, Inc., Class A*	562,766	30,321,832
		152,712,260

Materials - 2.2%
Axalta Coating Systems Ltd.*^	1,185,427	34,614,468

Utilities - 3.3%
ITC Holdings Corp.	426,039	18,562,519
UGI Corp.	832,425	33,538,403
		52,100,922

Total Common Stocks		$1,479,032,778

Diamond Hill Small-Mid Cap Fund
Schedule of Investments (Continued)
March 31, 2016 (Unaudited)

	Shares	Fair Value
Registered Investment Companies - 18.1%
State Street Institutional Liquid Reserves Fund, Premier Class, 0.44%Σ	122,583,794	$122,583,794
State Street Navigator Securities Lending Prime Portfolio, 0.49%†Σ	166,491,723	166,491,723

Total Registered Investment Companies		$289,075,517

Total Investment Securities - 110.5%
(Cost $1,663,683,720)**		$1,768,108,295
Net Other Assets (Liabilities) - (10.5)%		(168,089,860)

Net Assets - 100.0%		$1,600,018,435

*	Non-income producing security.
^	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2016 was $162,409,059.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of March 31, 2016.
Σ	Rate represents the daily yield on March 31, 2016.
**	Represents cost for financial reporting purposes.

PLC - Public Limited Company

REIT - Real Estate Investment Trust

See accompanying Notes to Schedules of Investments

Diamond Hill Mid Cap Fund
Schedule of Investments
March 31, 2016 (Unaudited)

	Shares	Fair Value
Common Stocks - 92.4%
Consumer Discretionary - 18.1%
Aaron’s, Inc.	13,444	$337,444
BorgWarner, Inc.^	17,585	675,264
Dollar General Corp.	3,198	273,749
Goodyear Tire & Rubber Co., The^	9,890	326,172
Jarden Corp.*^	13,342	786,511
NVR, Inc.*^	116	200,958
Staples, Inc.^	30,350	334,761
TEGNA, Inc.^	17,430	408,908
VF Corp.^	5,835	377,875
Whirlpool Corp. ^	4,611	831,547
		4,553,189

Consumer Staples - 11.6%
B&G Foods, Inc.^	10,995	382,736
Coty, Inc.^	5,870	163,362
Edgewell Personal Care Co.	1,685	135,693
Energizer Holdings, Inc.^	1,385	56,106
Flowers Foods, Inc.^	23,276	429,675
Molson Coors Brewing Co., Class B^	6,272	603,241
Post Holdings, Inc.*^	9,215	633,716
Sysco Corp.^	11,115	519,404
		2,923,933

Energy - 2.8%
Cimarex Energy Co.^	7,293	709,390

Financials - 27.5%
BankUnited, Inc.^	13,800	475,272
BOK Financial Corp.^	4,720	257,806
Brown & Brown, Inc.^	15,260	546,308
Discover Financial Services^	6,285	320,032
Endurance Specialty Holdings Ltd.	4,490	293,377
Enstar Group Ltd.*^	1,405	228,425
First Horizon National Corp.^	19,190	251,389
First Republic Bank^	6,500	433,160
Franklin Resources, Inc.^	9,830	383,862
Loews Corp.^	18,005	688,871
Mid-America Apartment Communities, Inc. REIT^	2,186	223,431
Nationstar Mortgage Holdings, Inc.*^	29,606	293,099
Popular, Inc.	12,806	366,380

Diamond Hill Mid Cap Fund
Schedule of Investments (Continued)
March 31, 2016 (Unaudited)

	Shares	Fair Value
Common Stocks - 92.4% continued
Financials - 27.5% continued
Reinsurance Group of America^	3,324	$319,935
SunTrust Banks, Inc.^	8,672	312,886
Willis Towers Watson plc	10,609	1,258,864
XL Group plc^	7,446	274,013
		6,927,110

Health Care - 7.2%
Boston Scientific Corp.*	59,558	1,120,285
ENDO International plc*^	2,580	72,627
LifePoint Hospitals, Inc.*	9,050	626,713
		1,819,625

Industrials - 11.0%
Avis Budget Group, Inc.*^	8,670	237,211
Colfax Corp.*^	17,755	507,615
Deere & Co.^	4,655	358,388
Dover Corp.^	4,175	268,578
Hub Group, Inc., Class A*	11,545	470,921
Kirby Corp.*^	7,295	439,816
Parker Hannifin Corp.^	4,301	477,755
		2,760,284

Information Technology - 8.0%
Broadridge Financial Solutions, Inc.	2,610	154,799
CommScope Holding, Inc.*^	12,925	360,866
Juniper Networks, Inc.^	17,671	450,787
Keysight Technologies, Inc.*^	5,640	156,454
Linear Technology Corp.	9,570	426,439
Vantiv, Inc., Class A*	8,595	463,099
		2,012,444

Materials - 3.1%
Axalta Coating Systems Ltd.*^	18,155	530,126
Eastman Chemical Co.	3,320	239,804
		769,930

Utilities - 3.1%
ITC Holdings Corp.	6,064	264,208
UGI Corp.^	12,979	522,924
		787,132

Total Common Stocks		$23,263,037

Registered Investment Companies - 37.3%
State Street Institutional Liquid Reserves Fund, Premier Class, 0.44%Σ	2,872,479	2,872,479

Diamond Hill Mid Cap Fund
Schedule of Investments (Continued)
March 31, 2016 (Unaudited)

	Shares	Fair Value
Registered Investment Companies - 37.3% continued
State Street Navigator Securities Lending Prime Portfolio, 0.49%†Σ	6,513,185	$6,513,185

Total Registered Investment Companies		$9,385,664

Total Investment Securities - 129.7%
(Cost $31,071,115)**		$32,648,701
Net Other Assets (Liabilities) - (29.7)%		(7,482,833)

Net Assets - 100.0%		$25,165,868

*	Non-income producing security.
^	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2016 was $6,356,047.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of March 31, 2016.
Σ	Rate represents the daily yield on March 31, 2016.
**	Represents cost for financial reporting purposes.

PLC - Public Limited Company

REIT - Real Estate Investment Trust

See accompanying Notes to Schedules of Investments

Diamond Hill Large Cap Fund
Schedule of Investments
March 31, 2016 (Unaudited)

	Shares	Fair Value
Common Stocks - 98.3%
Consumer Discretionary - 17.1%
BorgWarner, Inc.^	1,811,025	$69,543,360
Charter Communications, Inc., Class A*^	197,380	39,955,633
Comcast Corp., Class A	1,158,555	70,764,540
Goodyear Tire & Rubber Co., The	1,480,385	48,823,097
TEGNA, Inc.^	1,904,920	44,689,423
TJX Cos., Inc., The	1,281,660	100,418,061
Twenty-First Century Fox, Inc.	1,253,490	35,348,418
VF Corp.^	999,895	64,753,200
Walt Disney Co., The	656,490	65,196,022
Whirlpool Corp.	418,070	75,394,744
		614,886,498

Consumer Staples - 10.9%
Kimberly-Clark Corp.	704,030	94,699,075
Philip Morris International	604,275	59,285,420
Procter & Gamble Co., The	1,462,001	120,337,303
Sysco Corp.	2,507,269	117,164,680
		391,486,478

Energy - 3.3%
Cimarex Energy Co.^	681,445	66,284,155
EOG Resources, Inc.^	711,986	51,675,944
		117,960,099

Financials - 25.5%
American International Group, Inc.	1,127,871	60,961,428
Capital One Financial Corp.	1,378,850	95,568,094
Citigroup, Inc.	2,769,965	115,646,038
Franklin Resources, Inc.^	1,229,425	48,009,046
JPMorgan Chase & Co.	1,774,618	105,092,878
Loews Corp.	1,180,265	45,156,939
Marsh & McLennan Cos., Inc.	1,392,835	84,670,439
MetLife, Inc.	1,725,935	75,837,583
Morgan Stanley	3,987,405	99,724,999
PNC Financial Services Group, Inc.	448,975	37,969,816
Progressive Corp.	2,127,515	74,760,877
Wells Fargo & Co.	1,473,356	71,251,496
		914,649,633

Health Care - 15.1%
Abbott Laboratories	3,080,415	128,853,760
Aetna, Inc.	386,322	43,403,277

Diamond Hill Large Cap Fund
Schedule of Investments (Continued)
March 31, 2016 (Unaudited)

	Shares	Fair Value
Common Stocks - 98.3% continued
Health Care - 15.1% continued
Boston Scientific Corp.*	5,166,675	$97,185,157
Medtronic plc	952,072	71,405,400
Pfizer, Inc.	3,741,232	110,890,116
Stryker Corp.^	435,405	46,714,602
Thermo Fisher Scientific, Inc.	305,294	43,226,577
		541,678,889

Industrials - 8.3%
Illinois Tool Works, Inc.	669,004	68,532,770
Parker Hannifin Corp.^	624,709	69,392,676
United Parcel Service, Inc.	441,853	46,602,236
United Technologies Corp.	1,153,672	115,482,567
		300,010,249

Information Technology - 15.4%
Alphabet, Inc., Class A*	123,559	94,263,161
Apple Computer, Inc.	792,872	86,415,119
Cisco Systems, Inc.	3,735,603	106,352,618
International Business Machines Corp.^	361,340	54,724,943
Juniper Networks, Inc.	1,466,035	37,398,553
Linear Technology Corp.	1,102,050	49,107,348
Microsoft Corp.	1,282,480	70,831,370
Vantiv, Inc., Class A*	1,016,410	54,764,171
		553,857,283

Materials - 2.7%
Eastman Chemical Co.^	466,194	33,673,193
PPG Industries, Inc.	87,006	9,700,299
Praxair, Inc.	477,612	54,662,693
		98,036,185

Total Common Stocks		$3,532,565,314

Registered Investment Companies - 7.4%
State Street Institutional Liquid Reserves Fund, Premier Class, 0.44%Σ	51,700,627	51,700,627
State Street Navigator Securities Lending Prime Portfolio, 0.49%†Σ	215,232,908	215,232,908

Total Registered Investment Companies		$266,933,535

Total Investment Securities - 105.7%
(Cost $3,147,162,106)**		$3,799,498,849
Net Other Assets (Liabilities) - (5.7)%		(204,346,398)

Net Assets - 100.0%		$3,595,152,451

*	Non-income producing security.
^	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2016 was $210,738,417.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of March 31, 2016.
Σ	Rate represents the daily yield on March 31, 2016.
**	Represents cost for financial reporting purposes.

PLC - Public Limited Company

See accompanying Notes to Schedules of Investments

Diamond Hill Select Fund
Schedule of Investments
March 31, 2016 (Unaudited)

	Shares	Fair Value
Common Stocks - 97.0%
Consumer Discretionary - 19.3%
BorgWarner, Inc.^	139,065	$5,340,096
Jarden Corp. *^	44,254	2,608,773
Liberty Global plc, Class A*^	219,295	8,442,857
TJX Cos., Inc., The	43,927	3,441,680
Twenty-First Century Fox, Inc.	243,473	6,865,939
Whirlpool Corp.	33,972	6,126,511
		32,825,856

Consumer Staples - 2.3%
Post Holdings, Inc.*^	56,546	3,888,668

Energy - 1.6%
Cimarex Energy Co.	27,113	2,637,282

Financials - 32.9%
BankUnited, Inc.^	98,190	3,381,664
Berkshire Hathaway, Inc., Class B*	36,220	5,138,893
Brown & Brown, Inc.^	48,481	1,735,620
Citigroup, Inc.	125,868	5,254,988
Franklin Resources, Inc.^	176,533	6,893,614
iStar Financial, Inc. REIT*^	179,012	1,729,256
Loews Corp.^	132,058	5,052,539
MetLife, Inc.	137,647	6,048,209
Nationstar Mortgage Holdings, Inc.*^	866,475	8,578,103
Popular, Inc.	120,147	3,437,406
Willis Towers Watson plc	75,013	8,901,042
		56,151,334

Health Care - 9.3%
Allergan plc*	19,716	5,284,479
LifePoint Hospitals, Inc.*	83,086	5,753,706
Valeant Pharmaceuticals International, Inc.*^	179,813	4,729,082
		15,767,267

Industrials - 20.9%
Avis Budget Group, Inc.*^	312,625	8,553,420
Colfax Corp.*^	251,413	7,187,898
Deere & Co.^	63,205	4,866,153
Hub Group, Inc., Class A*	198,396	8,092,573
Parker Hannifin Corp.^	30,752	3,415,932

Diamond Hill Select Fund
Schedule of Investments (Continued)
March 31, 2016 (Unaudited)

	Shares	Fair Value
Common Stocks - 97.0% continued
Industrials - 20.9% continued
United Technologies Corp.	34,459	$3,449,346
		35,565,322

Information Technology - 10.7%
Alphabet, Inc., Class A*	5,630	4,295,127
Alphabet, Inc., Class C*	2,890	2,152,906
Apple Computer, Inc.	72,239	7,873,328
Linear Technology Corp.^	57,780	2,574,677
Vantiv, Inc., Class A*	23,968	1,291,396
		18,187,434

Total Common Stocks		$165,023,163

Registered Investment Companies - 30.9%
State Street Institutional Liquid Reserves Fund, Premier Class, 0.44%Σ	5,053,199	5,053,199
State Street Navigator Securities Lending Prime Portfolio, 0.49%†Σ	47,440,191	47,440,191

Total Registered Investment Companies		$52,493,390

Total Investment Securities - 127.9%
(Cost $219,736,814)**		$217,516,553
Net Other Assets (Liabilities) - (27.9)%		(47,501,515)

Net Assets - 100.0%		$170,015,038

*	Non-income producing security.
^	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2016 was $46,260,053.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of March 31, 2016.
Σ	Rate represents the daily yield on March 31, 2016.
**	Represents cost for financial reporting purposes.

PLC - Public Limited Company
REIT - Real Estate Investment Trust

See accompanying Notes to Schedules of Investments

Diamond Hill Long-Short Fund
Schedule of Investments
March 31, 2016 (Unaudited)

	Shares	Fair Value
Common Stocks - 86.0%
Consumer Discretionary - 19.4%
BorgWarner, Inc.^	2,437,070	$93,583,488
Comcast Corp., Class A^	1,169,695	71,444,971
Goodyear Tire & Rubber Co., The^	1,327,755	43,789,360
Jarden Corp.*^	1,691,395	99,707,735
TEGNA, Inc.^	2,837,683	66,572,043
TJX Cos., Inc., The	1,044,415	81,829,915
Twenty-First Century Fox, Inc.	4,500,440	126,912,409
VF Corp.^	1,063,055	68,843,442
Walt Disney Co., The^	670,326	66,570,075
Whirlpool Corp.^	680,040	122,638,414
		841,891,852

Consumer Staples - 4.4%
Kimberly-Clark Corp.^	398,810	53,643,933
Procter & Gamble Co., The^	823,770	67,804,509
Sysco Corp.^	1,508,767	70,504,682
		191,953,124

Energy - 3.1%
Cimarex Energy Co.^	962,804	93,651,945
EOG Resources, Inc.^	572,042	41,518,808
		135,170,753

Financials - 28.5%
BankUnited, Inc.^	1,685,990	58,065,496
Berkshire Hathaway, Inc., Class B*^	414,175	58,763,149
Brown & Brown, Inc.^	940,585	33,672,943
Capital One Financial Corp.^	1,774,610	122,998,219
Citigroup, Inc.^	3,642,189	152,061,390
Franklin Resources, Inc.^	2,571,190	100,404,970
JPMorgan Chase & Co.^	1,164,020	68,933,264
Loews Corp.^	1,724,650	65,985,109
MetLife, Inc.	2,867,659	126,004,936
Morgan Stanley	2,974,470	74,391,495
PNC Financial Services Group, Inc.	299,370	25,317,721
Popular, Inc.^	3,848,165	110,096,000
Prudential Financial, Inc.^	625,998	45,209,576
Wells Fargo & Co.^	1,180,512	57,089,560
Willis Towers Watson plc	1,169,240	138,742,019
		1,237,735,847

Health Care - 8.1%
Abbott Laboratories^	3,380,410	141,402,550

Diamond Hill Long-Short Fund
Schedule of Investments (Continued)
March 31, 2016 (Unaudited)

	Shares	Fair Value
Common Stocks - 86.0% continued
Health Care - 8.1% continued
Boston Scientific Corp.*^	3,466,908	$65,212,539
Medtronic plc^	556,107	41,708,025
Pfizer, Inc.^	3,510,290	104,044,995
		352,368,109

Industrials - 9.5%
Avis Budget Group, Inc.*^	1,672,440	45,757,958
Colfax Corp.*^	1,936,830	55,373,970
Deere & Co.^	651,705	50,174,768
Dover Corp.^	160,390	10,317,889
Illinois Tool Works, Inc.^	500,095	51,229,732
Parker Hannifin Corp.^	874,130	97,098,360
United Technologies Corp.^	1,033,685	103,471,869
		413,424,546

Information Technology - 13.0%
Alphabet, Inc., Class A*	161,565	123,257,939
Apple Computer, Inc.	1,059,116	115,433,053
Cisco Systems, Inc.^	3,310,970	94,263,316
International Business Machines Corp.^	471,420	71,396,559
Juniper Networks, Inc.^	1,668,390	42,560,629
Microsoft Corp.^	908,009	50,149,338
Vantiv, Inc., Class A*^	1,114,110	60,028,247
		557,089,081

Total Common Stocks		$3,729,633,312

Registered Investment Companies - 33.0%
State Street Institutional Liquid Reserves Fund, Premier Class, 0.44%Σ	568,253,968	568,253,968
State Street Navigator Securities Lending Prime Portfolio, 0.49%†Σ	861,977,976	861,977,976

Total Registered Investment Companies		$1,430,231,944

Total Investment Securities - 119.0%
Cost ($4,573,639,093)**		$5,159,865,256
Segregated Cash With Custodian - 27.8%		1,204,846,475
Securities Sold Short - (27.3)%
(Proceeds $1,086,529,075)		(1,181,298,137)
Net Other Assets (Liabilities) - (19.5)%		(846,497,326)

Net Assets - 100.0%		$4,336,916,268

*	Non-income producing security.
^	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2016 was $843,208,355.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of March 31, 2016.
Σ	Rate represents the daily yield on March 31, 2016.
**	Represents cost for financial reporting purposes.

PLC - Public Limited Company

See accompanying Notes to Schedules of Investments

Diamond Hill Long-Short Fund
Schedule of Investments Sold Short
March 31, 2016 (Unaudited)

	Shares	Fair Value
Common Stocks - 27.3%
Consumer Discretionary - 6.6%
American Eagle Outfitters, Inc.	852,580	$14,212,509
Best Buy Co., Inc.	1,745,045	56,609,260
lululemon athletica, Inc.*	495,210	33,530,669
McDonald’s Corp.	353,685	44,451,131
New York Times Co., The, Class A	1,462,880	18,227,485
Polaris Industries, Inc.	260,070	25,611,694
Tractor Supply Co.	302,453	27,359,898
Under Armour, Inc., Class A*	291,820	24,755,091
Wal-Mart Stores, Inc.	644,775	44,160,640
		288,918,377

Consumer Staples - 4.5%
Campbell Soup Co.	1,254,710	80,037,951
Coca-Cola Co., The	958,390	44,459,712
Colgate-Palmolive Co.	296,700	20,961,855
ConAgra Foods, Inc.	334,680	14,933,422
Kellogg Co.	465,445	35,629,815
		196,022,755

Energy - 0.2%
Southwestern Energy Co.*	1,183,290	9,549,150

Financials - 4.7%
Cincinnati Financial Corp.	1,228,365	80,285,936
First American Financial Corp.	727,035	27,707,304
Hanover Insurance Group, Inc.	468,830	42,297,843
Mercury General Corp.	318,750	17,690,625
Selective Insurance Group, Inc.	980,850	35,908,919
		203,890,627

Health Care - 3.6%
Abbvie, Inc.	278,210	15,891,355
Bristol-Myers Squibb Co.	711,130	45,426,984
Celgene Corp.*	266,660	26,689,999
DENTSPLY SIRONA, Inc.	351,075	21,636,752
IDEXX Laboratories, Inc.*	281,355	22,035,724
Myriad Genetics, Inc.*	624,235	23,365,116
		155,045,930

Industrials - 1.2%
Boeing Co., The	405,770	51,508,444

Diamond Hill Long-Short Fund
Schedule of Investments Sold Short
March 31, 2016 (Unaudited)

	Shares	Fair Value
Common Stocks - 27.3% continued
Information Technology - 2.3%
Arista Networks, Inc.*	252,965	$15,962,092
LogMeIn, Inc.*	394,182	19,890,424
Mobileye NV*	642,295	23,951,181
NETGEAR, Inc.*	309,215	12,483,010
Western Union Co.	1,183,700	22,833,573
		95,120,280

Materials - 0.3%
Bemis Co., Inc.	256,495	13,281,311

Telecommunication Services - 0.7%
AT&T, Inc.	793,090	31,065,335

Utilities - 1.4%
Consolidated Edison, Inc.	792,755	60,740,888

Total Common Stocks		$1,105,143,097

Registered Investment Company - 1.8%
Industrials - -1.8%
Industrial Select Sector SPDR Fund 2.05%	1,372,905	76,155,040

Total Securities Sold Short - 27.3%
(Proceeds $1,086,529,075)		$1,181,298,137

*	Non-dividend expense producing security.

Percentages disclosed are based on total net assets of the Fund at March 31, 2016.

See accompanying Notes to Schedules of Investments

Diamond Hill Research Opportunities Fund
Schedule of Investments
March 31, 2016 (Unaudited)

	Shares	Fair Value
Common Stocks - 96.8%
Consumer Discretionary - 18.3%
Aaron’s, Inc.	23,000	$577,300
Charter Communications, Inc., Class A*^	2,150	435,225
Dollar General Corp.^	4,030	344,968
Jarden Corp.*	22,600	1,332,270
Liberty Global plc, Class A*^	49,905	1,921,343
TJX Cos., Inc., The	5,276	413,375
Twenty-First Century Fox, Inc.	26,680	752,376
Vail Resorts, Inc.^	8,800	1,176,560
VF Corp.^	11,000	712,360
Whirlpool Corp.^	7,480	1,348,943
		9,014,720

Consumer Staples - 3.5%
B&G Foods, Inc.^	10,165	353,844
Post Holdings, Inc.*^	8,928	613,978
Tesco plc ADR*	88,730	735,572
		1,703,394

Energy - 0.6%
Cimarex Energy Co.^	3,000	291,810

Financials - 19.3%
Capital One Financial Corp.^	12,965	898,604
Discover Financial Services	19,630	999,560
Fortress Investment Group LLC, Class A	131,931	630,630
Franklin Resources, Inc.^	28,996	1,132,294
iStar Financial, Inc. REIT*	63,785	616,163
Julius Baer Group, Ltd. (SW)	15,210	652,092
MetLife, Inc.^	22,149	973,227
Nationstar Mortgage Holdings, Inc.*	134,100	1,327,590
Popular, Inc.^	28,585	817,817
State Street Corp.^	14,325	838,299
Willis Towers Watson plc	5,550	658,563
		9,544,839

Health Care - 16.5%
Alere, Inc.*	3,318	167,924
Allergan plc*^	1,425	381,942
BioScrip, Inc.*^	608,489	1,302,167
Concordia Healthcare Corp.	9,200	235,520
ENDO International plc*^	9,550	268,833
Express Scripts Holding Co.*^	2,725	187,180

Diamond Hill Research Opportunities Fund
Schedule of Investments (Continued)
March 31, 2016 (Unaudited)

	Shares/ Par Value	Fair Value
Common Stocks - 96.8% continued
Health Care - 16.5% continued
GlaxoSmithKline plc ADR	60,098	$2,436,973
H. Lundbeck A/S (DK)*	9,096	300,059
LifePoint Hospitals, Inc.*	7,320	506,910
McKesson Corp.	1,140	179,265
Stryker Corp.^	2,950	316,506
Thermo Fisher Scientific, Inc.^	1,355	191,854
Universal American Financial Corp.	89,678	640,301
Valeant Pharmaceuticals International, Inc.*	43,325	1,139,448
		8,254,882

Industrials - 15.9%
Aircastle Ltd.^	30,000	667,200
Avis Budget Group, Inc.*^	24,000	656,640
Colfax Corp.*^	40,500	1,157,895
Emerson Electric Co.^	4,640	252,323
Hub Group, Inc., Class A*	74,755	3,049,256
Kirby Corp.*	31,630	1,906,973
SPX FLOW, Inc.*	11,360	284,909
		7,975,196

Information Technology - 20.9%
Alphabet, Inc., Class A*	1,726	1,316,765
Anixter International, Inc.*	16,645	867,371
Apple Computer, Inc.	4,055	441,954
Cisco Systems, Inc.^	66,545	1,894,537
CommScope Holding, Inc.*	55,931	1,561,594
International Business Machines Corp.^	10,147	1,536,763
Keysight Technologies, Inc.*	31,900	884,906
Linear Technology Corp.^	21,980	979,429
Microsoft Corp.	16,705	922,617
		10,405,936

Materials - 1.3%
Axalta Coating Systems Ltd.*^	13,130	383,396
Fuchs Petrolub SE (GE)	6,680	258,437
		641,833

Telecommunication Services - 0.5%
Cincinnati Bell, Inc.*	71,544	276,876

Total Common Stocks		$48,109,486

Corporate Bonds - 4.7%
Consumer Discretionary - 1.1%
Laureate Education, Inc., 10.00%, 09/01/19	$750,000	551,250

Diamond Hill Research Opportunities Fund
Schedule of Investments (Continued)
March 31, 2016 (Unaudited)

	Shares/ Par Value	Fair Value
Corporate Bonds - 4.7% continued
Energy - 1.1%
Energen Corp., 4.63%, 09/01/21	$350,000	$306,250
Southwestern Energy Co., 7.50%, 02/01/18	300,000	251,250
		557,500

Telecommunication Services - 2.5%
Frontier Communications Corp., 11.00%, 09/15/25	1,200,000	1,206,000

Total Corporate Bonds		$2,314,750

Registered Investment Companies - 27.5%
State Street Institutional Liquid Reserves Fund, Premier Class, 0.44%Σ	78,378	78,378
State Street Navigator Securities Lending Prime Portfolio, 0.49%†Σ	13,541,726	13,541,726

Total Registered Investment Companies		$13,620,104

Total Investment Securities - 129.0%
Cost ($63,774,399)**		$64,044,340
Segregated Cash With Custodian - 23.4%		11,598,752
Securities Sold Short - (25.2)%
(Proceeds $11,970,906)		(12,608,209)
Net Other Assets (Liabilities) - (27.2)%		(13,486,157)

Net Assets - 100.0%		$49,548,726

*	Non-income producing security.
^	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2016 was $13,217,068.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of March 31, 2016.
Σ	Rate represents the daily yield on March 31, 2016.
**	Represents cost for financial reporting purposes.

ADR - American Depositary Receipt
DK - Danish Security
GE - German Security
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SW - Swiss Security

See accompanying Notes to Schedules of Investments

Diamond Hill Research Opportunities Fund
Schedule of Investments Sold Short
March 31, 2016 (Unaudited)

	Shares	Fair Value
Common Stocks - 25.2%
Consumer Discretionary - 5.9%
American Eagle Outfitters, Inc.	29,910	$498,600
Best Buy Co., Inc.	31,685	1,027,862
lululemon athletica, Inc.*	5,900	399,489
Polaris Industries, Inc.	6,220	612,546
Under Armour, Inc., Class A*	4,500	381,735
		2,920,232

Consumer Staples - 1.2%
Campbell Soup Co.	9,000	574,110

Energy - 0.6%
Southwestern Energy Co.*	38,215	308,395

Financials - 3.9%
Cincinnati Financial Corp.	15,262	997,524
First American Financial Corp.	4,505	171,686
Hanover Insurance Group, Inc.	3,514	317,033
Selective Insurance Group, Inc.	5,153	188,651
Westamerica BanCorp.	5,548	270,243
		1,945,137

Health Care - 4.2%
Abbvie, Inc.	4,133	236,077
Bristol-Myers Squibb Co.	2,700	172,476
Celgene Corp.*	5,335	533,981
DENTSPLY SIRONA, Inc.	8,850	545,426
IDEXX Laboratories, Inc.*	3,770	295,266
Myriad Genetics, Inc.*	9,115	341,174
		2,124,400

Industrials - 0.9%
Boeing Co., The	3,400	431,596

Information Technology - 6.4%
Arista Networks, Inc.*	4,953	312,534
LogMeIn, Inc.*	15,948	804,736
Mobileye NV*	20,849	777,459
NETGEAR, Inc.*	14,013	565,705
Western Union Co.	38,874	749,879
		3,210,313

Materials - 0.6%
Bemis Co., Inc.	5,950	308,091

Diamond Hill Research Opportunities Fund
Schedule of Investments Sold Short (continued)
March 31, 2016 (Unaudited)

	Shares	Fair Value
Common Stocks - 25.2% continued
Telecommunication Services - 0.5%
AT&T, Inc.	6,910	$270,665

Utilities - 1.0%
Consolidated Edison, Inc.	6,725	515,270

Total Securities Sold Short - 25.2%
(Proceeds $11,970,906)		$12,608,209

*	Non-dividend expense producing security.

Percentages disclosed are based on total net assets of the Fund at March 31, 2016.

See accompanying Notes to Schedules of Investments

Diamond Hill Financial Long-Short Fund
Schedule of Investments
March 31, 2016 (Unaudited)

	Shares	Fair Value
Common Stocks - 99.5%
Banks, Thrifts & Mortgage Finance - 36.1%
Berkshire Hathaway, Inc., Class B*^	2,040	$289,435
BOK Financial Corp.^	9,575	522,987
Bridge Bancorp, Inc.	16,635	506,868
Citigroup, Inc.^	41,590	1,736,382
First Horizon National Corp.^	22,985	301,104
First of Long Island Corp., The	15,223	433,856
First Republic Bank^	7,100	473,144
Nationstar Mortgage Holdings, Inc.*	97,890	969,111
PNC Financial Services Group, Inc.	984	83,217
Popular, Inc.^	63,070	1,804,432
State Bank Financial Corp.	25,190	497,754
Sterling Bancorp	17,268	275,079
SunTrust Banks, Inc.	6,237	225,031
SVB Financial Group*	7,090	723,535
Wells Fargo & Co.^	7,470	361,249
		9,203,184

Capital Markets - 9.7%
Fortress Investment Group LLC, Class A	267,070	1,276,594
Franklin Resources, Inc.^	30,510	1,191,416
		2,468,010

Consumer Financial Services - 10.3%
American Express Co.	11,645	715,003
Capital One Financial Corp.^	17,380	1,204,608
Discover Financial Services	13,915	708,552
		2,628,163

Diversified Financial Services - 10.6%
BankUnited, Inc.	22,785	784,715
JPMorgan Chase & Co.^	11,800	698,796
Morgan Stanley	29,885	747,424
State Street Corp.^	8,280	484,546
		2,715,481

Insurance - 24.6%
American Equity Investment Life Holding Co.	12,480	209,664
American International Group, Inc.^	1,125	60,806
Brown & Brown, Inc.^	18,325	656,035
Enstar Group Ltd.*	2,380	386,940

Diamond Hill Financial Long-Short Fund
Schedule of Investments (Continued)
March 31, 2016 (Unaudited)

	Shares	Fair Value
Common Stocks - 99.5% continued
Insurance - 24.6% continued
Loews Corp.^	31,680	$1,212,077
MetLife, Inc.^	29,390	1,291,397
ProAssurance Corp.	5,050	255,530
Progressive Corp.	2,140	75,200
Prudential Financial, Inc.^	5,345	386,016
Willis Towers Watson plc	14,628	1,735,757
		6,269,422

IT Services/Other - 1.2%
Vantiv, Inc., Class A*^	5,840	314,659

REITs & Real Estate Management - 7.0%
Colony Capital, Inc., Class A	50,240	842,525
iStar Financial, Inc. REIT*	99,258	958,832
		1,801,357

Total Common Stocks		$25,400,276

Registered Investment Companies - 27.7%
State Street Institutional Liquid Reserves Fund, Premier Class, 0.44%Σ	73,534	73,534
State Street Navigator Securities Lending Prime Portfolio, 0.49%†Σ	7,007,163	7,007,163

Total Registered Investment Companies		$7,080,697

Total Investment Securities - 127.2%
(Cost $33,634,044)**		$32,480,973
Segregated Cash With Custodian - 13.9%		3,541,931
Securities Sold Short - (13.6)%
(Proceeds $2,811,079)		(3,446,696)
Net Other Assets (Liabilities) - (27.5)%		(7,018,317)

Net Assets - 100.0%		$25,557,891

*	Non-income producing security.
^	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2016 was $6,846,727.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of March 31, 2016.
Σ	Rate represents the daily yield on March 31, 2016.
**	Represents cost for financial reporting purposes.

PLC - Public Limited Company

REIT - Real Estate Investment Trust

See accompanying Notes to Schedules of Investments

Diamond Hill Financial Long-Short Fund
Schedule of Investments Sold Short
March 31, 2016 (Unaudited)

	Shares	Fair Value
Common Stocks - 13.6%
Banks, Thrifts & Mortgage Finance - 1.5%
Westamerica BanCorp.	7,825	$381,156

Insurance - 10.8%
Cincinnati Financial Corp.	12,850	839,876
First American Financial Corp.	10,095	384,720
Hanover Insurance Group, Inc.	8,370	755,141
Mercury General Corp.	4,480	248,640
Selective Insurance Group, Inc.	13,720	502,289
		2,730,666

IT Services/Other - 1.3%
Western Union Co.	17,360	334,874

Total Securities Sold Short - 13.6%
(Proceeds $2,811,079)		$3,446,696

Percentages disclosed are based on total net assets of the Fund at March 31, 2016.

See accompanying Notes to Schedules of Investments

Diamond Hill Corporate Credit Fund
Schedule of Investments
March 31, 2016 (Unaudited)

	Shares/ Par Value	Fair Value
Collateralized Debt Obligations - 0.3%
Alesco Preferred Funding Ltd., Class PPNE, 3/23/35#*	$336,608	$114,601
Alesco Preferred Funding VI, Class PNN, 3/23/35#*	621,631	222,028
Fort Sheridan ABS CDO Ltd., Class PPN2, 11/5/41#*	611,948	261,045
Taberna Preferred Funding Ltd., Class PPN2, 7/5/35#*	1,175,564	419,347

Total Collateralized Debt Obligations		1,017,021

Yankee Dollar - 0.1%
Fiat Chrysler Automobiles NV, 4.50%, 4/15/20^	500,000	507,500

Total Yankee Dollar		507,500

Corporate Bonds - 91.7%
Automotive - 2.0%
Optimas OE Solution Holding, 8.63%, 6/1/21††	$4,375,000	3,303,125
Tenneco, Inc., 6.88%, 12/15/20	4,186,000	4,332,510
		7,635,635

Banking - 5.6%
Popular, Inc., 7.00%, 7/1/19^	18,936,000	18,415,260
Synovus Financial Corp., 7.88%, 2/15/19	1,775,000	1,965,813
Synovus Financial Corp., 5.13%, 6/15/17	1,006,000	1,023,605
		21,404,678

Basic Industry - 8.1%
Axalta Coating Systems Dutch Holding, 7.38%, 5/1/21††	2,330,000	2,469,800
Cemex Finance LLC, 9.38%, 10/12/22^††	6,335,000	7,008,093
Century Communities, Inc., 6.88%,, 5/15/22	1,640,000	1,566,200
FMG Resources (August 2006), 9.75%, 3/1/22^††	1,400,000	1,396,500
GCP Applied Technologies, Inc., 9.50%, 2/1/23††	3,300,000	3,580,500
NCI Building Systems, Inc., 8.25%, 1/15/23††	2,597,000	2,733,343
Platform Specialty Products Corp., 6.50%, 2/1/22^††	5,540,000	4,674,375
Platform Specialty Products Corp., 10.38%, 5/1/21††	335,000	324,113
Summit Materials LLC, 8.50%, 4/15/22††	5,525,000	5,704,562
Vulcan Materials Co., 7.50%, 6/15/21	1,075,000	1,276,563
		30,734,049

Energy - 9.5%
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20	4,835,000	4,508,638

Diamond Hill Corporate Credit Fund
Schedule of Investments (Continued)
March 31, 2016 (Unaudited)

	Shares/ Par Value	Fair Value
Corporate Bonds - 91.7% continued
Energy - 9.5% continued
Cimarex Energy Co., 5.88%, 5/1/22	$1,625,000	$1,678,489
Continental Resources, Inc., 4.50%, 4/15/23	2,916,000	2,438,505
Diamondback Energy, Inc., 7.63%, 10/1/21^	6,801,000	7,005,029
Energen Corp., 4.63%, 9/1/21	430,000	376,250
Energen Corp., 7.13%, 2/15/28	400,000	319,000
McDermott International, Inc., 8.00%, 5/1/21††	4,634,000	3,626,105
Oceaneering International, Inc., 4.65%, 11/15/24	9,193,000	7,920,063
Southwestern Energy Co., 7.50%, 2/1/18^	7,645,000	6,402,687
WPX Energy, Inc., 7.50%, 8/1/20	2,685,000	2,101,013
		36,375,779

Financial Services - 6.8%
Nationstar Mortgage/Capital Corp., 6.50%, 7/1/21	9,415,000	8,355,813
Nationstar Mortgage/Capital Corp., 9.63%, 5/1/19^	6,809,000	7,055,826
OneMain Finance Holdings, Inc., 7.25%, 12/15/21††	4,800,000	4,776,000
Quicken Loans, Inc., 5.75%, 5/1/25^††	5,810,000	5,635,700
		25,823,339

Health Care - 12.4%
BioScrip, Inc., 8.88%, 2/15/21	5,325,000	4,499,625
Centene Escrow Corp., 6.13%, 2/15/24††	2,725,000	2,868,063
Concordia Healthcare Corp., 9.50%, 10/21/22††	3,175,000	3,063,875
Endo Finance LLC, 6.00%, 7/15/23††	1,750,000	1,647,188
Greatbatch Ltd., 9.13%, 11/1/23††	4,840,000	4,797,650
Horizon Pharma Financing, 6.63%, 5/1/23^††	6,075,000	5,361,187
Kindred Healthcare, Inc., 8.75%, 1/15/23	7,800,000	7,448,999
Tenet Healthcare Corp., 8.13%, 4/1/22	3,848,000	3,947,702
Valeant Pharmaceuticals International, Inc., 6.38%, 10/15/20††	16,315,000	13,541,449
		47,175,738

Insurance - 3.8%
Compass Investors, Inc., 7.75%, 1/15/21††	4,950,000	4,950,000
Lincoln Financing Holdings Private Ltd., 7.38%, 4/15/21^††	350,000	364,000

Diamond Hill Corporate Credit Fund
Schedule of Investments (Continued)
March 31, 2016 (Unaudited)

	Shares/ Par Value	Fair Value
Corporate Bonds - 91.7% continued
Insurance - 3.8% continued
Radian Group, Inc., 5.25%, 6/15/20	$9,495,000	$9,281,363
		14,595,363

Leisure - 6.5%
CCA Club Operations Holdings LLC, 8.25%, 12/15/23††	2,165,000	2,067,575
CCM Merger, Inc., 9.13%, 5/1/19††	6,030,000	6,241,050
Isle of Capri Casinos, Inc., 8.88%, 6/15/20	1,770,000	1,854,075
Live Nation Entertainment, 7.00%, 9/1/20††	6,144,000	6,435,840
Rivers Pittsburgh Borrower LP/Finance, 9.50%, 6/15/19††	8,066,000	8,307,980
		24,906,520

Media - 5.6%
Activision Blizzard, Inc., 5.63%, 9/15/21††	2,250,000	2,365,313
Altice SA, 7.75%, 5/15/22^††	5,300,000	5,215,624
Cimpress NV, 7.00%, 4/1/22††	3,700,000	3,663,000
Liberty Interactive LLC, 8.25%, 2/1/30	2,922,000	2,995,050
McGraw-Hill Global Education Holdings LLC, 9.75%, 4/1/21	1,075,000	1,166,375
MHGE Parent LLC/Finance, 8.50%, 8/1/19^††	1,850,000	1,840,750
Radio One, Inc., 7.38%, 10/15/22††	1,900,000	1,710,000
Radio One, Inc., 9.25%, 2/15/20††	3,434,000	2,352,290
		21,308,402

Real Estate - 2.4%
iStar Financial, Inc., 5.00%, 7/1/19	2,160,000	2,073,600
iStar Financial, Inc., 4.88%, 7/1/18	4,725,000	4,565,531
iStar, Inc., 6.50%, 7/1/21	2,750,000	2,688,125
		9,327,256

Retail - 1.9%
Rent-A-Center, Inc., 4.75%, 5/1/21	9,884,000	7,437,710

Services - 8.4%
Ashtead Capital, Inc., 6.50%, 7/15/22††	1,970,000	2,093,125
Avis Budget Car/Finance, 4.88%, 11/15/17^	5,304,000	5,370,300
BlueLine Rental LLC, 7.00%, 2/1/19††	2,865,000	2,639,381
Casella Waste Systems, Inc., 7.75%, 2/15/19	10,235,000	10,382,128

Diamond Hill Corporate Credit Fund
Schedule of Investments (Continued)
March 31, 2016 (Unaudited)

	Shares/ Par Value	Fair Value
Corporate Bonds - 91.7% continued
Services - 8.4% continued
Laureate Education, Inc., 10.00%, 9/1/19††	$5,125,000	$3,766,875
Mobile Mini, Inc., 7.88%, 12/1/20	5,440,000	5,616,800
Vander Intermediate Holding, 9.75%, 2/1/19††	1,595,000	1,180,300
West Corp., 5.38%, 7/15/22††	900,000	825,570
		31,874,479

Technology & Electronics - 3.4%
Bankrate, Inc., 6.13%, 8/15/18††	9,123,000	9,123,730
Interface Security Systems Holdings, Inc., 9.25%, 1/15/18	4,185,000	3,933,900
		13,057,630

Telecommunications - 8.6%
Cincinnati Bell, Inc., 8.38%, 10/15/20	12,795,000	12,986,925
Cogent Communications Finance, Inc., 5.63%, 4/15/21††	10,305,000	9,970,088
Frontier Communications Corp., 11.00%, 9/15/25††	6,275,000	6,306,375
Frontier Communications Corp., 10.50%, 9/15/22††	3,280,000	3,362,000
		32,625,388

Transportation - 5.6%
American Airlines, Inc., Class B, Series 2013-1, 5.63%, 1/15/21††	3,338,732	3,380,466
U.S. Airways 2012-2 Pass-Through Trust, Class B, Series 2012-2B, 6.75%, 6/3/21	4,297,831	4,467,058
United Airlines, Inc., Class B, Series 2013-1B, 5.38%, 2/15/23	6,088,022	6,240,224
United Airlines, Inc., Class A, Series 2007-1, 6.64%, 7/2/22	3,750,536	3,928,686
XPO Logistics, Inc., 6.50%, 6/15/22^††	3,465,000	3,365,381
		21,381,815

Utilities - 1.1%
Source Gas LLC, 5.90%, 4/1/17††	4,000,000	4,131,760

Total Corporate Bonds		$349,795,541

Registered Investment Companies - 15.3%
State Street Institutional Liquid Reserves Fund, Premier Class, 0.44%Σ	22,939,963	22,939,963

Diamond Hill Corporate Credit Fund
Schedule of Investments (Continued)
March 31, 2016 (Unaudited)

	Shares/ Par Value	Fair Value
Registered Investment Companies - 15.3% continued
State Street Navigator Securities Lending Prime Portfolio, 0.49%†Σ	35,403,195	$35,403,195

Total Registered Investment Companies		$58,343,158

Total Investment Securities 107.4% (Cost $421,861,111)**		$409,663,220
Net Other Assets (Liabilities) (7.4)%		(28,239,967)

Net Assets - 100.0%		$381,423,253

*	Non-income producing security.
**	Represents cost for financial reporting purposes.

††	Restricted securities not registered under the Securities Act of 1933 are as follows:

	Acquisition Date	Current Cost	Fair Value	Value as a % of Net Assets
Activision Blizzard, Inc.	August-15	$2,360,100	$2,365,313	0.6%
Altice SA	May-15	5,232,749	5,215,624	1.4%
American Airlines, Inc., Series 2013-1, Class B	October-15	3,408,075	3,380,466	0.9%
Ashtead Capital, Inc.		2,033,040	2,093,125	0.5%
Axalta Coating Systems Dutch Holding	September-15	2,431,655	2,469,800	0.5%
Bankrate, Inc.	September-15	8,991,180	9,123,730	2.4%
BlueLine Rental LLC	July-15	2,908,600	2,639,381	0.7%
CCA Club Operations Holdings LLC		2,092,528	2,067,575	0.5%
CCM Merger, Inc.	September-15	6,302,856	6,241,050	1.6%
Cemex Finance LLC	September-15	6,879,275	7,008,093	1.8%
Centene Escrow Corp.		2,775,000	2,868,063	0.8%
Cimpress NV		3,540,710	3,663,000	1.0%
Cogent Communications Finance, Inc.	April-15	10,036,315	9,970,088	2.6%
Compass Investors, Inc.	August-15	4,760,149	4,950,000	1.3%
Concordia Healthcare Corp.		3,093,285	3,063,875	0.8%
Endo Finance LLC	June-15	1,750,000	1,647,188	0.4%
FMG Resources (August 2006)	April-15	1,346,813	1,396,500	0.4%
Frontier Communications Corp.	September-15	9,643,413	9,668,375	2.5%
GCP Applied Technologies, Inc.		3,385,500	3,580,500	0.9%
Greatbatch Ltd.		4,840,350	4,797,650	1.3%
Horizon Pharma Financing	April-15	5,785,775	5,361,187	1.4%
Laureate Education, Inc.	August-15	4,884,363	3,766,875	1.0%
Lincoln Financing Holdings Private Ltd.		350,000	364,000	0.1%
Live Nation Entertainment	February-15	6,695,750	6,435,840	1.7%
McDermott International, Inc.	July-15	4,489,114	3,626,105	1.0%
MHGE Parent LLC/Finance	July-15	1,806,652	1,840,750	0.5%
NCI Building Systems, Inc.	January-15	2,657,087	2,733,343	0.7%
OneMain Finance Holdings, Inc.	March-15	5,010,000	4,776,000	1.3%
Optimas OE Solution Holding	April-15	4,417,375	3,303,125	0.9%
Platform Specialty Products Corp.	February-15	5,749,921	4,998,488	1.3%
Quicken Loans, Inc.	September-15	5,368,943	5,635,700	1.5%
Radio One, Inc.	July-15	5,571,345	4,062,290	1.0%
Rivers Pittsburgh Borrower LP/Finance	November-15	8,520,104	8,307,980	2.2%
Source Gas LLC	March-15	3,840,000	4,131,760	1.1%
Summit Materials LLC		5,552,125	5,704,562	1.6%
Valeant Pharmaceuticals International, Inc.	April-15	15,304,339	13,541,449	3.5%
Vander Intermediate Holding	February-15	1,602,550	1,180,300	0.3%
West Corp.		731,250	825,570	0.2%
XPO Logistics, Inc.	June-15	3,339,963	3,365,381	0.9%
		$179,488,249	$172,170,101	45.1%

#	Restricted and illiquid securities not registered under the Securities Act of 1933 and valued at fair value by the Fair Value Committee based on procedures approved by the Board of Trustees are as follows:

	Acquisition Date	Current Cost	Fair Value	Value as a % of Net Assets
Alesco Preferred Funding Ltd., Series 6A, Class PPNE	March-15	$336,608	$114,601	0.0%
Alesco Preferred Funding VI, Class PNN	December-15	621,631	222,028	0.1%
Fort Sheridan ABS CDO Ltd., Series 2005-1A, Class PPN2	November-15	509,448	261,045	0.1%
Taberna Preferred Funding Ltd., Series 2005-1A, Class PPN2	March-15	1,035,359	419,347	0.1%
		$2,503,046	$1,017,021	0.3%

^	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2016 was $33,851,609.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of March 31, 2016.
Σ	Rate represents the daily yield on March 31, 2016.

See accompanying Notes to Schedules of Investments

Diamond Hill High Yield Fund
Schedule of Investments
March 31, 2016 (Unaudited)

	Shares/ Par Value	Fair Value
Corporate Bonds - 86.9%
Automotive - 0.8%
Optimas OE Solution Holding, 8.63%, 6/1/21††	$225,000	$169,875

Banking - 5.8%
Popular, Inc., 7.00%, 7/1/19^	1,300,000	1,264,250

Basic Industry - 9.5%
Allegheny Technologies, Inc., 7.88%, 8/15/23	500,000	416,250
Century Communities, Inc., 6.88%, 5/15/22	150,000	143,250
FMG Resources (August 2006), 9.75%, 3/1/22††	100,000	99,750
GCP Applied Technologies, Inc., 9.50%, 2/1/23††	200,000	217,000
NCI Building Systems, Inc., 8.25%, 1/15/23††	205,000	215,763
Platform Specialty Products Corp., 10.38%, 5/1/21††	500,000	483,750
Summit Materials LLC, 8.50%, 4/15/22††	500,000	516,249
		2,092,012

Energy - 10.2%
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20	250,000	233,125
Cimarex Energy Co., 5.88%, 5/1/22	100,000	103,292
Continental Resources, Inc., 4.50%, 4/15/23^	350,000	292,688
Diamondback Energy, Inc., 7.63%, 10/1/21	275,000	283,250
Energen Corp., 4.63%, 9/1/21	142,000	124,250
Energen Corp., 7.13%, 2/15/28	300,000	239,250
McDermott International, Inc., 8.00%, 5/1/21††	210,000	164,325
Oceaneering International, Inc., 4.65%, 11/15/24	525,000	452,303
Southwestern Energy Co., 7.50%, 2/1/18^	375,000	314,062
WPX Energy, Inc., 7.50%, 8/1/20	100,000	78,250
		2,284,795

Financial Services - 3.5%
Nationstar Mortgage/Capital Corp., 6.50%, 7/1/21	407,000	361,212
Nationstar Mortgage/Capital Corp., 9.63%, 5/1/19	131,000	135,749
OneMain Finance Holdings, Inc., 7.25%, 12/15/21††	100,000	99,500
Quicken Loans, Inc., 5.75%, 5/1/25^††	175,000	169,750
		766,211

Health Care - 15.1%
Alere, Inc., 6.38%, 7/1/23††	400,000	420,000

Diamond Hill High Yield Fund
Schedule of Investments (Continued)
March 31, 2016 (Unaudited)

	Shares/ Par Value	Fair Value
Corporate Bonds - 86.9% continued
Health Care - 15.1% continued
BioScrip, Inc., 8.88%, 2/15/21	$375,000	$316,875
Centene Escrow Corp., 6.13%, 2/15/24††	50,000	52,625
Concordia Healthcare Corp., 9.50%, 10/21/22††	325,000	313,625
Endo Finance LLC, 6.00%, 7/15/23^††	100,000	94,125
Greatbatch Ltd., 9.13%, 11/1/23††	245,000	242,856
Horizon Pharma Financing, 6.63%, 5/1/23^††	525,000	463,313
Kindred Healthcare, Inc., 8.75%, 1/15/23	600,000	573,000
Tenet Healthcare Corp., 8.13%, 4/1/22	225,000	230,830
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22††	100,000	80,000
Valeant Pharmaceuticals International, Inc., 6.38%, 10/15/20††	700,000	580,999
		3,368,248

Insurance - 3.3%
Compass Investors, Inc., 7.75%, 1/15/21††	350,000	350,000
Lincoln Financing Holdings Private Ltd., 7.38%, 4/15/21^††	150,000	156,000
Radian Group, Inc., 5.25%, 6/15/20	225,000	219,938
		725,938

Leisure - 4.9%
CCA Club Operations Holdings LLC, 8.25%, 12/15/23††	135,000	128,925
CCM Merger, Inc., 9.13%, 5/1/19††	275,000	284,625
Isle of Capri Casinos, Inc., 8.88%, 6/15/20	100,000	104,750
Live Nation Entertainment, 7.00%, 9/1/20††	50,000	52,375
Playa Resorts Holdings, 8.00%, 8/15/20††	60,000	59,250
Rivers Pittsburgh Borrower LP/Finance, 9.50%, 6/15/19††	425,000	437,750
		1,067,675

Media - 5.6%
Activision Blizzard, Inc., 5.63%, 9/15/21††	100,000	105,125
Altice SA, 7.75%, 5/15/22††	300,000	295,224
Cimpress NV, 7.00%, 4/1/22††	150,000	148,500
Liberty Interactive LLC, 8.25%, 2/1/30	285,000	292,125

Diamond Hill High Yield Fund
Schedule of Investments (Continued)
March 31, 2016 (Unaudited)

	Shares/ Par Value	Fair Value
Corporate Bonds - 86.9% continued
Media - 5.6% continued
McGraw-Hill Global Education Holdings LLC, 9.75%, 4/1/21	$50,000	$54,250
Quad Graphics, Inc., 7.00%, 5/1/22	135,000	112,050
Radio One, Inc., 7.38%, 10/15/22††	120,000	108,000
Radio One, Inc., 9.25%, 2/15/20††	200,000	137,000
		1,252,274

Real Estate - 1.7%
iStar Financial, Inc., 5.00%, 7/1/19	200,000	192,000
iStar, Inc., 6.50%, 7/1/21^	200,000	195,500
		387,500

Retail - 2.0%
Rent-A-Center, Inc., 4.75%, 5/1/21	475,000	357,438
The Men’s Wearhouse, Inc., 7.00%, 7/1/22	100,000	84,750
		442,188

Services - 6.2%
BlueLine Rental LLC, 7.00%, 2/1/19††	50,000	46,063
Casella Waste Systems, Inc., 7.75%, 2/15/19	349,000	354,017
Laureate Education, Inc., 10.00%, 9/1/19††	625,000	459,374
Mobile Mini, Inc., 7.88%, 12/1/20	325,000	335,563
Vander Intermediate Holding, 9.75%, 2/1/19††	250,000	185,000
		1,380,017

Technology & Electronics - 4.6%
Bankrate, Inc., 6.13%, 8/15/18††	700,000	700,056
CDW LLC, 6.00%, 8/15/22	75,000	79,265
Interface Security Systems Holdings, Inc., 9.25%, 1/15/18	250,000	235,000
		1,014,321

Telecommunications - 8.6%
CenturyLink, Inc., Series Y, 7.50%, 4/1/24	300,000	300,375
Cincinnati Bell, Inc., 8.38%, 10/15/20	600,000	609,000
Cogent Communications Finance, Inc., 5.63%, 4/15/21††	340,000	328,950
Frontier Communications Corp., 11.00%, 9/15/25††	550,000	552,750

Diamond Hill High Yield Fund
Schedule of Investments (Continued)
March 31, 2016 (Unaudited)

	Shares/ Par Value	Fair Value
Corporate Bonds - 86.9% continued
Telecommunications - 8.6% continued
T-Mobile USA, Inc., 6.13%, 1/15/22	$100,000	$103,250
		1,894,325

Transportation - 5.1%
American Airlines, Inc., Class B, Series 2013-1, 5.63%, 1/15/21††	214,021	216,697
Continental Airlines 2012-1, Class B, Series B, 6.25%, 4/11/20	26,132	27,308
U.S. Airways 2011-1 Pass-Through Trust, Series A, 7.13%, 4/22/25	22,632	26,154
U.S. Airways 2012-2 Pass-Through Trust, Class B, Series 2012-2B, 6.75%, 6/3/21	175,404	182,310
United Airlines, Inc., Class B, Series 2013-1B, 5.38%, 2/15/23	224,523	230,136
United Airlines, Inc., Class A, Series 2007-1, 6.64%, 7/2/22	325,824	341,301
XPO Logistics, Inc., 6.50%, 6/15/22^††	100,000	97,125
		1,121,031

Total Corporate Bonds		$19,230,660

Registered Investment Companies - 26.5%
State Street Institutional Liquid Reserves Fund, Premier Class, 0.44%Σ	4,087,884	4,087,884
State Street Navigator Securities Lending Prime Portfolio, 0.49%†Σ	1,791,388	1,791,388

Total Registered Investment Companies		$5,879,272

Total Investment Securities 113.4% (Cost $25,510,232)**		$25,109,932
Net Other Assets (Liabilities) (13.4)%		(2,964,568)

Net Assets - 100.0%		$22,145,364

**	Represents cost for financial reporting purposes.

††	Restricted securities not registered under the Securities Act of 1933 are as follows:

	Acquisition Date	Current Cost	Fair Value	Value as a % of Net Assets
Activision Blizzard, Inc.	August-15	$104,750	$105,125	0.5%
Alere, Inc.		427,280	420,000	1.9%
Altice SA	May-15	300,500	295,224	1.3%
American Airlines, Inc., Series 2013-1, Class B	October-15	219,558	216,697	1.0%
Bankrate, Inc.	September-15	694,877	700,056	3.1%
BlueLine Rental LLC	July-15	40,500	46,063	0.2%
CCA Club Operations Holdings LLC		126,900	128,925	0.6%
CCM Merger, Inc.	September-15	289,194	284,625	1.3%
Centene Escrow Corp.		50,000	52,625	0.2%
Cimpress NV		143,885	148,500	0.6%
Cogent Communications Finance, Inc.	April-15	325,375	328,950	1.5%
Compass Investors, Inc.	August-15	332,194	350,000	1.6%
Concordia Healthcare Corp.		317,365	313,625	1.4%
Endo Finance LLC	June-15	100,000	94,125	0.4%
FMG Resources (August 2006)	April-15	95,688	99,750	0.5%
Frontier Communications Corp.		553,500	552,750	2.5%
GCP Applied Technologies, Inc.		204,500	217,000	1.0%
Greatbatch Ltd.		244,126	242,856	1.1%
Horizon Pharma Financing	April-15	483,000	463,313	2.1%
Laureate Education, Inc.	August-15	530,982	459,374	2.1%
Lincoln Financing Holdings Private Ltd.		150,000	156,000	0.7%
Live Nation Entertainment	February-15	52,870	52,375	0.2%
McDermott International, Inc.	July-15	154,950	164,325	0.7%
NCI Building Systems, Inc.	January-15	208,863	215,763	1.0%
OneMain Finance Holdings, Inc.	March-15	104,750	99,500	0.4%
Optimas OE Solution Holding	April-15	226,625	169,875	0.8%
Platform Specialty Products Corp.		490,750	483,750	2.2%
Playa Resorts Holdings		59,800	59,250	0.3%
Quicken Loans, Inc.	September-15	162,483	169,750	0.8%
Radio One, Inc.	July-15	309,139	245,000	1.1%
Rivers Pittsburgh Borrower LP/Finance	November-15	448,111	437,750	2.0%
Summit Materials LLC		508,750	516,249	2.3%
Valeant Pharmaceuticals International, Inc.	April-15	710,510	660,999	3.0%
Vander Intermediate Holding	February-15	251,928	185,000	0.8%
XPO Logistics, Inc.	June-15	96,688	97,125	0.4%
		$9,520,391	$9,232,294	41.6%

^	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2016 was $1,722,856.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of March 31, 2016.
Σ	Rate represents the daily yield on March 31, 2016.

See accompanying Notes to Schedules of Investments

Diamond Hill Funds

Notes to Schedules of Investments and Securities Sold Short

March 31, 2016 (Unaudited)

Organization

The Diamond Hill Small Cap Fund (“Small Cap Fund”), Diamond Hill Small-Mid Cap Fund (“Small-Mid Cap Fund”), Diamond Hill Mid Cap Fund (“Mid Cap Fund”), Diamond Hill Large Cap Fund (“Large Cap Fund”), Diamond Hill Select Fund (“Select Fund”), Diamond Hill Long-Short Fund (“Long-Short Fund”), Diamond Hill Research Opportunities Fund (“Research Opportunities Fund”), Diamond Hill Financial Long-Short Fund (“Financial Long-Short Fund”), Diamond Hill Corporate Credit Fund (“Corporate Credit Fund”), formerly Strategic Income Fund, and the Diamond Hill High Yield Fund (“High Yield Fund”) are each a series of the Diamond Hill Funds (the “Trust”) (each a “Fund” and collectively the “Funds”). The Trust is an Ohio business trust, which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end, management investment company and thus follows accounting and reporting guidance for investment companies. Each Fund is a diversified series of the Trust.

With the exception of the Financial Long-Short Fund and the High Yield Fund, the Funds offer four classes of shares: Class A, Class C, Class I and Class Y. The Financial Long-Short Fund offers three classes of shares: Class A, Class C and Class I. The High Yield Fund offers three classes of shares: Class A, Class I and Class Y. Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) and service fees, voting rights on matters affecting a single class of shares, exchange privileges of each class of shares and sales charges. Class A has a maximum sales charge on purchases of 5.00% as a percentage of the original purchase price with the exception of the Corporate Credit Fund and the High Yield Fund which is 3.50%. Class C has a contingent deferred sales charge of 1.00% for shares redeemed within a year of the purchase date.

Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Security valuation — The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used by the Funds maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Listed securities for which market quotations are readily available are valued at the closing prices as determined by the primary exchange where the securities are traded. Unlisted securities or listed securities for which the latest sales prices are not readily available are valued at the closing bid price in the principal market where such securities are normally traded. Investments in other investment companies are valued at their reported net asset value. In each of these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Diamond Hill Funds

Notes to Schedules of Investments and Securities Sold Short

March 31, 2016 (Unaudited)

Debt securities are valued on the basis of valuations provided by dealers or by an independent pricing service that determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Short-term debt investments of sufficient credit quality maturing in less than 61 days may be valued at amortized cost, which may approximate fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Securities for which market quotations are not readily available (e.g., an approved pricing service does not provide a price, certain stale prices, or an event occurs that materially affects the furnished price) are valued by the Fair Value Committee. In these cases, the Fair Value Committee, established and appointed by the Trustees, determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt. Depending on the source and relative significance of the valuation inputs in these instances, the valuations for these securities may be classified as Level 2 or Level 3 in the fair value hierarchy.

In accordance with procedures adopted by the Board of Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds’ net asset values are calculated. The Funds use a systematic valuation model, provided daily by an independent third party to fair value their international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

Approximately 0.3% of the Corporate Credit Fund’s March 31, 2016 net assets are being valued using estimates provided by the Fair Value Committee.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Levels 1, 2 or 3 as of March 31, 2016 based on input levels assigned at December 31, 2015.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities of sufficient credit quality maturing in less than 61 days may be valued using amortized cost in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Diamond Hill Funds

Notes to Schedules of Investments and Securities Sold Short

March 31, 2016 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2016:

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs
Investments in Securities: (Assets)
Small Cap Fund
Common Stocks*	$1,368,369,690	$—
Registered Investment Companies	564,281,832	—
Total	1,932,651,522	—
Small-Mid Cap Fund
Common Stocks*	1,479,032,778	—
Registered Investment Companies	289,075,517	—
Total	1,768,108,295	—
Mid Cap Fund
Common Stocks*	23,263,037	—
Registered Investment Companies	9,385,664	—
Total	32,648,701	—
Large Cap Fund
Common Stocks*	3,532,565,314	—
Registered Investment Companies	266,933,535	—
Total	3,799,498,849	—
Select Fund
Common Stocks*	165,023,163	—
Registered Investment Companies	52,493,390	—
Total	217,516,553	—
Long-Short Fund
Common Stocks*	3,729,633,312	—
Registered Investment Companies	1,430,231,944	—
Total	5,159,865,256	—
Research Opportunities Fund
Common Stocks*	46,898,898	1,210,588
Corporate Bonds*	—	2,314,750
Registered Investment Companies	13,620,104	—
Total	60,519,002	3,525,338
Financial Long-Short Fund
Common Stocks*	25,400,276	—
Registered Investment Companies	7,080,697	—
Total	32,480,973	—
Corporate Credit Fund
Collateralized Debt Obligations	—	1,017,021
Yankee Dollar	—	507,500
Corporate Bonds*	—	349,795,541
Registered Investment Companies	58,343,158	—
Total	58,343,158	351,320,062
High Yield
Corporate Bonds*	—	19,230,660
Registered Investment Companies	5,879,272	—
Total	5,879,272	19,230,660

Diamond Hill Funds

Notes to Schedules of Investments and Securities Sold Short

March 31, 2016 (Unaudited)

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs
Investments in Securities Sold Short: (Liabilities)
Long-Short Fund
Common Stocks*	$(1,105,143,097)	$—
Registered Investment Company	(76,155,040)	—
Total	(1,181,298,137)	—
Research Opportunities Fund
Common Stocks*	(12,608,209)	—
Total	(12,608,209)	—
Financial Long-Short Fund
Common Stocks*	(3,446,696)	—
Total	(3,446,696)	—

*                  See Schedule of Investments and Schedule of Investments Sold Short for industry classification.

The Funds did not hold any Level 3 securities during the quarter ended March 31, 2016.

Short sales — The Long-Short Fund, Research Opportunities Fund, Financial Long-Short Fund, Corporate Credit Fund and High Yield Fund are permitted to make short sales of securities. Short sales are effective when it is believed that the price of a particular security will decline, and involves the sale of a security which the Fund does not own in hope of purchasing the same security at a later date at a lower price. To make delivery to the buyer, a Fund must borrow the security, and the Fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Fund. Cash received from short sales is maintained by the custodian and is used as collateral. It is included as “Segregated Cash With Custodian” on the Schedules of Investments.

A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. The use of short sales may cause a Fund to have higher expenses (especially dividend expenses) than those of other equity mutual funds. Short sales are speculative transactions and involve special risks, including greater reliance on the ability of the Funds’ investment advisor, Diamond Hill Capital Management, Inc. (“DHCM”) to accurately anticipate the future value of a security.

Securities lending — Under the terms of the securities lending agreement with State Street Bank and Trust Company (“State Street”), State Street is authorized to loan securities on behalf of the Funds to approved borrowers. The contractual maturity of securities lending transactions are on an overnight and continuous basis. In exchange, the Funds receive cash collateral in the amount of at least 100% of the value of the securities loaned. Any collateral shortfalls due to changes in security market prices are adjusted the next business day. The cash collateral is invested in short-term instruments as noted in each Fund’s Schedule of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. The agreement indemnifies the Funds from losses incurred in the event of a borrower’s material default of the terms and conditions of the borrower agreement. The agreement provides that after predetermined rebates to borrowers, the Funds each retain 85% of their respective net securities lending income and pay State Street the remaining 15%.

Diamond Hill Funds

Notes to Schedules of Investments and Securities Sold Short

March 31, 2016 (Unaudited)

As of March 31, 2016, the fair value of securities loaned and the collateral held were as follows:

	Fair Value of Securities Loaned	Fair Value of Collateral Received
Small Cap Fund	$225,477,679	$231,562,579
Small-Mid Cap Fund	162,409,059	166,491,723
Mid Cap Fund	6,356,047	6,513,185
Large Cap Fund	210,738,417	215,232,908
Select Fund	46,260,053	47,440,191
Long-Short Fund	843,208,355	861,977,976
Research Opportunities Fund	13,217,068	13,541,726
Financial Long-Short Fund	6,846,727	7,007,163
Corporate Credit Fund	33,851,609	35,403,195
High Yield Fund	1,722,856	1,791,388

Security transactions — Throughout the reporting period, investment transactions are recorded no later than the first business day following trade date. For financial reporting purposes, investments are reported on trade date on the last business day of the reporting period. The specific identification method is used for determining realized gains or losses for financial statements and income tax purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized using the daily effective yield method. The Funds record distributions received from investments in Real Estate Investment Trusts (“REITS”) in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts once the issuers provide information about the actual composition of the distributions.

Federal Tax Information

As of March 31, 2016, cost and unrealized appreciation (depreciation) on a tax basis for investment securities, excluding securities sold short, were as follows:

				Net
		Gross	Gross	Unrealized
	Federal	Unrealized	Unrealized	Appreciation
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)
Small Cap Fund	$1,699,999,000	$319,443,867	$(86,791,345)	$232,652,522
Small-Mid Cap Fund	1,665,801,933	158,330,859	(56,024,497)	102,306,362
Mid Cap Fund	31,067,965	2,379,620	(798,884)	1,580,736
Large Cap Fund	3,146,608,611	738,397,030	(85,506,792)	652,890,238
Select Fund	230,416,578	11,552,748	(24,452,773)	(12,900,025)
Long-Short Fund	4,575,172,331	673,361,588	(88,668,663)	584,692,925
Research Opportunities Fund	65,281,257	6,399,074	(7,635,991)	(1,236,917)
Financial Long-Short Fund	33,649,953	1,658,358	(2,827,338)	(1,168,980)
Corporate Credit Fund	421,935,250	3,032,938	(15,304,968)	(12,272,030)
High Yield Fund	25,512,525	202,809	(605,402)	(402,593)

Item 2.   Controls and Procedures.

(a)	The registrant's principal executive officer and principal financial officer concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.   Exhibits.

A separate certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Diamond Hill Funds

By (Signature and Title)	/s/ Thomas E. Line
Thomas E. Line, Chief Executive Officer

Date:	May 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Thomas E. Line
Thomas E. Line, Chief Executive Officer

Date:	May 26, 2016

By (Signature and Title)	/s/ Trent M. Statczar
Trent M. Statczar, Treasurer

Date:	May 26, 2016